Balances and Transactions with Interested and Related Parties (Details) - Schedule of balances with interested and related parties - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Controlling shareholder [Member]
Balances and Transactions with Interested and Related Parties (Details) - Schedule of balances with interested and related parties [Line Items]
Other accounts payable	$ 40	$ 69
Highest balance of current debts during the year		17
Key management personnel [Member]
Balances and Transactions with Interested and Related Parties (Details) - Schedule of balances with interested and related parties [Line Items]
Other accounts payable	$ 25	54
Highest balance of current debts during the year